Accounting and Reporting Changes	12 Months Ended
Dec. 31, 2019
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Accounting and Reporting Changes
Note 2    Accounting and Reporting Changes
(a) Changes in accounting and reporting policy
(i) IFRS 16 “Leases”
Effective January 1, 2019, the Company adopted IFRS 16 “Leases” which was issued in January 2016 and replaces IAS 17 “Leases” and IFRIC 4 “Determining whether an arrangement contains a lease”. IFRS 16 sets out principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract. The standard brings most leases on-balance
sheet under a single model and eliminates the previous classifications of operating and finance leases. Exemptions to this treatment are for lease contracts with low value assets or leases with duration of less than one year. Lessor accounting largely remains unchanged with previous classifications of operating and finance leases continuing.
The Company adopted IFRS 16 using the modified retrospective method with no restatement of comparative information.
Right-of-use
assets of $381 and lease liabilities of $410 were recognized within miscellaneous assets and other liabilities in the Consolidated Statements of Financial Position, respectively. The net post-tax
impact of these adjustments was $22, of which $19 was recognized in shareholders’ retained earnings and $3 was recognized in participating policyholders’ equity. The assets and liabilities arise primarily from real estate lease contracts.
The Company applied the practical expedient of not reviewing lease classification under IFRS 16 for contracts not previously classified as leases. In addition, the Company has elected to expense lease payments on a straight-line basis for all leases with lease term of 12 months or less or the underlying asset has a low value.
(ii) IFRS Interpretation Committee (“IFRIC”) Interpretation 23 “Uncertainty over Income Tax Treatments”
Effective January 1, 2019, the Company adopted IFRIC 23 “Uncertainty over Income Tax Treatments” which was issued in June 2017. IFRIC 23 was applied retrospectively. IFRIC 23 provides guidance on applying the recognition and measurement requirements in IAS 12 when there is uncertainty over income tax treatments including whether uncertain tax treatments should be considered together or separately based on which approach better predicts resolution of the uncertainty. Adoption of IFRIC 23 did not have a significant impact on the Company’s Consolidated Financial Statements.

(iii) Amendments to IAS 28 “Investments in Associates and Joint Ventures”
Effective January 1, 2019, the Company adopted the amendments to IAS 28 “Investments in Associates and Joint Ventures” which were issued in October 2017. The amendments were applied retrospectively. The amendments clarify that an entity applies IFRS 9 “Financial Instruments” to financial interests in an associate or joint venture, aside from investments in equity, to which the equity method is not applied. IAS 39 will be applied to these interests until IFRS 9 is adopted. Adoption of these amendments did not have a significant impact on the Company’s Consolidated Financial Statements.
(iv) Annual Improvements 2015–2017 Cycle
Effective January 1, 2019, the Company adopted amendments issued within the Annual Improvements 2015 – 2017 Cycle which was issued in December 2017. The IASB issued four minor amendments to different standards as part of the Annual Improvements process, with the amendments to be applied prospectively. Adoption of these amendments did not have a significant impact on the Company’s Consolidated Financial Statements.
(v) Amendments to IAS 19 “Employee Benefits”
Effective January 1, 2019, the Company adopted amendments to IAS 19 “Employee Benefits” which were issued in February 2018. The amendments were applied prospectively. The amendments address the accounting for a plan amendment, curtailment or settlement that occurs within a reporting period. Updated actuarial assumptions must be used to determine current service cost and net interest for the remainder of the reporting period after such an event. The amendments also address how the accounting for asset ceilings are affected by such an event. Adoption of these amendments did not have a significant impact on the Company’s Consolidated Financial Statements.
(b) Future accounting and reporting changes
(i) IFRS 9 “Financial Instruments”
IFRS 9 “Financial Instruments” was issued in November 2009 and amended in October 2010, November 2013 and July 2014, and is effective for years beginning on or after January 1, 2018, to be applied retrospectively, or on a modified retrospective basis. Additionally, the IASB issued amendments in October 2017 that are effective for annual periods beginning on or after January 1, 2019. In June 2019, the exposure draft published for IFRS 17 proposed to extend the deferral date of IFRS 9 by one year to January 1, 2022.
The standard is intended to replace IAS 39 “Financial Instruments: Recognition and Measurement”.
The project has been divided into three phases: classification and measurement, impairment of financial assets, and hedge accounting. IFRS 9’s current classification and measurement methodology provides that financial assets are measured at either amortized cost or fair value on the basis of the entity’s business model for managing the financial assets and the contractual cash flow characteristics of the financial assets. The classification and measurement for financial liabilities remains generally unchanged; however, for a financial liability designated as at fair value through profit or loss, revisions have been made in the accounting for changes in fair value attributable to changes in the credit risk of that liability. Gains or losses caused by changes in an entity’s own credit risk on such liabilities are no longer recognized in profit or loss but instead are reflected in OCI.
Revisions to hedge accounting were issued in November 2013 as part of the overall IFRS 9 project. The amendment introduces a new hedge accounting model, together with corresponding disclosures about risk management activity for those applying hedge accounting. The new model represents a substantial overhaul of hedge accounting that will enable entities to better reflect their risk management activities in their financial statements.
Revisions issued in July 2014 replace the existing incurred loss model used for measuring the allowance for credit losses with an expected loss model. Changes were also made to the existing classification and measurement model designed primarily to address specific application issues raised by early adopters of the standard. They also address the income statement accounting mismatches and short-term volatility issues which have been identified as a result of the insurance contracts project.
The Company elected to defer IFRS 9 until January 1, 2021 as allowed under IFRS 4 “Insurance Contracts”. The Company is assessing the impact of this standard.
(ii) IFRS 17 “Insurance Contracts”
IFRS 17 was issued in May 2017 and is effective for years beginning on January 1, 2021, to be applied retrospectively. If full retrospective application to a group of contracts is impractical, the modified retrospective or fair value methods may be used. The standard will replace IFRS 4 “Insurance Contracts” and will materially change the recognition and measurement of insurance contracts and the corresponding presentation and disclosures in the Company’s Financial Statements.
Exposure Draft Amendments to IFRS 17 was published in June 2019, which proposed a number of targeted amendments for public consultation. The proposed amendments include a deferral of the effective date of IFRS 17 by one year, to January 1, 2022. The proposed amendments are subject to IASB’s re-deliberation
process which is expected to conclude in
mid-2020.
The Company will continue to monitor IASB’s future developments related to IFRS 17.
IFRS 17 requires entities to measure insurance contract liabilities on the balance sheet as the total of (a) the fulfillment cash flows – the current estimates of amounts that the Company expects to collect from premiums and pay out for claims, benefits and expenses, including an adjustment for the timing and risk for those amounts; and (b) the contractual service margin – the future profit for providing insurance coverage.

The principles underlying IFRS 17 differ from the CALM as permitted by IFRS 4. While there are many differences, the following outlines two of the key differences:

∎
Under IFRS 17, the discount rate used to estimate the present value of insurance liabilities is based on the characteristics of the liability, whereas under CALM, the Company uses the rates of returns for current and projected assets supporting policy liabilities to value the liabilities. The difference in the discount rate approach also impacts the timing of investment-related experience earnings emergence. Under CALM, investment-related experience includes investment experience and the impact of investing activities. The impact of investing activities is directly related to the CALM methodology. Under IFRS 17, the impact of investing activities will emerge over the life of the new asset.

∎
Under IFRS 17, new business gains are recorded on the Consolidated Statements of Financial Position and amortized into income as services are provided. Under CALM, new business gains (and losses) are recognized in income immediately.

The Company is assessing the implications of this standard including proposed amendments and expects that it will have a significant impact on the Company’s Consolidated Financial Statements. In addition, in certain jurisdictions, including Canada, it could have a material effect on tax and regulatory capital positions and other financial metrics that are dependent upon IFRS accounting values.
(iii) Amendments to IFRS 3 “Business Combinations”
Amendments to IFRS 3 “Business Combinations” were issued in October 2018 and are effective for business combinations occurring on or after January 1, 2020, with earlier application permitted. The amendments revise the definition of a business and permit a simplified assessment of whether an acquired set of activities and assets qualifies as a business. Application of the amendments are expected to result in fewer acquisitions qualifying as business combinations. Adoption of these amendments is not expected to have a significant impact on the Company’s Consolidated Financial Statements.
(iv) Amendments to IAS 1 “Presentation of Financial Statements” and IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors”
Amendments to IAS 1 “Presentation of Financial Statements” and IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors” were issued in October 2018. The amendments are effective for annual periods beginning on or after January 1, 2020 and are to be applied prospectively. The amendments update the definition of material. Adoption of these amendments is not expected to have a significant impact on the Company’s Consolidated Financial Statements.
(v) Interest Rate Benchmark Reform Amendments to IFRS 9, IAS 39 and IFRS 7
Amendments to IFRS 9, IAS 39 and IFRS 7 were issued in September 2019 related to interest rate benchmark reform and are effective retrospectively for annual periods beginning on or after January 1, 2020. The amendments provide temporary relief for hedge accounting to continue during the period of uncertainty before replacement of an existing interest rate benchmark with an alternative risk-free rate. The amendments apply to all hedge accounting relationships that are affected by the interest rate benchmark reform. The IASB is expected to issue further guidance addressing various accounting issues that will arise when the existing interest rate benchmark has been replaced. The Company is assessing the implications of these amendments.